Average Annual Total Returns - Vanguard Tax-Exempt Bond Index Fund	Admiral Shares 1 Year	Admiral Shares 5 Years	Admiral Shares Since Inception	Admiral Shares Inception Date	Admiral Shares Return After Taxes on Distributions 1 Year	Admiral Shares Return After Taxes on Distributions 5 Years	Admiral Shares Return After Taxes on Distributions Since Inception	Admiral Shares Return After Taxes on Distributions Inception Date	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares Inception Date	S&P National AMT-Free Municipal Bond Index (reflects no deduction for fees, expenses, or taxes) 1 Year	S&P National AMT-Free Municipal Bond Index (reflects no deduction for fees, expenses, or taxes) 5 Years	S&P National AMT-Free Municipal Bond Index (reflects no deduction for fees, expenses, or taxes) Since Inception	S&P National AMT-Free Municipal Bond Index (reflects no deduction for fees, expenses, or taxes) Inception Date	ETF S&P National AMT-Free Municipal Bond Index (reflects no deduction for fees, expenses, or taxes) 1 Year	ETF S&P National AMT-Free Municipal Bond Index (reflects no deduction for fees, expenses, or taxes) 5 Years	ETF S&P National AMT-Free Municipal Bond Index (reflects no deduction for fees, expenses, or taxes) Since Inception	ETF S&P National AMT-Free Municipal Bond Index (reflects no deduction for fees, expenses, or taxes) Inception Date
Total	4.98%	3.70%	3.90%	Aug. 25, 2015	4.98%	3.70%	3.90%	Aug. 25, 2015	3.78%	3.33%	3.48%	Aug. 25, 2015	4.95%	3.73%	3.91%	Aug. 25, 2015	4.95%	3.73%	3.89%	Aug. 21, 2015